Indebtedness (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Oct. 25, 2011 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Oct. 25, 2011 Revolving Credit Expiring December 2012 [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	Dec. 31, 2010 Short Term Credit Arrangement [Member]	Dec. 31, 2011 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	May 31, 2011 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]
Indebtedness [Line Items]
Capital lease obligations	$ 85,000,000	$ 137,000,000
Committed credit facilities, maximum borrowing capacity	6,000,000,000		3,500,000,000	3,500,000,000		1,900,000,000		2,500,000,000	2,500,000,000
Credit facilities, outstanding amount	0					247,000,000	538,000,000
Revolving credit facility no longer available to the company					$ 2,700,000,000
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis, minimum	3.5
Ratio of consolidated EBITDA to consolidated interest expense on a rolling 4 quarter basis	15.9